Schedule of Investments (unaudited)
September 30, 2024
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 82.8%
Communication Services — 7.9%
Diversified Telecommunication Services — 1.3%
Altice France SA, Senior Secured Notes	8.125%	2/1/27	$14,896,000	$12,193,176 (a)
Cogent Communications Group Inc./Cogent Communications Finance Inc., Senior Notes	7.000%	6/15/27	14,975,000	15,232,301 (a)
Cogent Communications Group LLC, Senior Notes	7.000%	6/15/27	7,730,000	7,872,572 (a)
Total Diversified Telecommunication Services				35,298,049
Entertainment — 1.7%
Live Nation Entertainment Inc., Senior Notes	4.875%	11/1/24	12,150,000	12,130,188 (a)
Live Nation Entertainment Inc., Senior Notes	5.625%	3/15/26	6,810,000	6,816,768 (a)
Live Nation Entertainment Inc., Senior Secured Notes	6.500%	5/15/27	13,914,000	14,200,948 (a)
ROBLOX Corp., Senior Notes	3.875%	5/1/30	16,529,000	15,401,792 (a)
Total Entertainment				48,549,696
Interactive Media & Services — 2.2%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	36,360,000	33,373,837 (a)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	29,879,000	27,747,868 (a)
Total Interactive Media & Services				61,121,705
Media — 2.3%
Cable One Inc., Senior Notes	4.000%	11/15/30	13,012,000	10,382,661 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,400,000	2,316,565
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	320,000	268,843
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	11,473,000	10,025,167
LCPR Senior Secured Financing DAC, Senior Secured Notes	5.125%	7/15/29	37,866,000	30,720,019 (a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	12,406,000	6,653,301
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	6,505,000	3,354,427
Total Media				63,720,983
Wireless Telecommunication Services — 0.4%
CSC Holdings LLC, Senior Notes	5.500%	4/15/27	12,861,000	11,322,017 (a)

Total Communication Services				220,012,450
Consumer Discretionary — 15.9%
Broadline Retail — 1.0%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	11,166,000	10,126,358
QVC Inc., Senior Secured Notes	6.875%	4/15/29	12,673,000	10,541,670 (a)
QVC Inc., Senior Secured Notes	5.450%	8/15/34	9,160,000	5,927,114
Total Broadline Retail				26,595,142
Diversified Consumer Services — 1.1%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	16,675,000	16,531,925 (a)
Graham Holdings Co., Senior Notes	5.750%	6/1/26	14,763,000	14,771,462 (a)
Total Diversified Consumer Services				31,303,387
Hotels, Restaurants & Leisure — 8.9%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	44,275,000	38,095,529 (a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	28,721,000	30,285,548 (a)
Carnival Corp., Senior Notes	7.625%	3/1/26	5,716,000	5,772,502 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	$36,279,000	$39,170,194 (a)
CCM Merger Inc., Senior Notes	6.375%	5/1/26	14,175,000	14,201,032 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	5,180,000	5,093,079
Lindblad Expeditions Holdings Inc., Senior Secured Notes	9.000%	5/15/28	20,773,000	21,750,723 (a)
Lindblad Expeditions LLC, Senior Secured Notes	6.750%	2/15/27	27,527,000	27,734,003 (a)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes	4.875%	5/1/29	7,577,000	7,273,059 (a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	18,168,000	18,180,474 (a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	25,087,000	25,068,845 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	13,350,000	13,528,636 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,991,000	3,946,112 (a)
Total Hotels, Restaurants & Leisure				250,099,736
Household Durables — 1.3%
Adams Homes Inc., Senior Notes	9.250%	10/15/28	10,253,000	10,948,543 (a)
Century Communities Inc., Senior Notes	6.750%	6/1/27	3,450,000	3,486,063
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	20,805,000	22,004,720 (a)
Total Household Durables				36,439,326
Specialty Retail — 3.6%
Arko Corp., Senior Notes	5.125%	11/15/29	29,166,000	27,123,124 (a)
eG Global Finance PLC, Senior Secured Notes	12.000%	11/30/28	27,250,000	30,439,095 (a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	27,090,000	26,864,998 (a)
Gap Inc., Senior Notes	3.875%	10/1/31	18,041,000	15,789,747 (a)
Total Specialty Retail				100,216,964

Total Consumer Discretionary				444,654,555
Consumer Staples — 2.8%
Consumer Staples Distribution & Retail — 0.6%
Walgreens Boots Alliance Inc., Senior Notes	3.800%	11/18/24	6,949,000	6,937,053
Walgreens Boots Alliance Inc., Senior Notes	8.125%	8/15/29	716,000	715,354
Walgreens Boots Alliance Inc., Senior Notes	4.500%	11/18/34	9,880,000	7,669,656
Walgreens Boots Alliance Inc., Senior Notes	4.650%	6/1/46	3,765,000	2,540,854
Total Consumer Staples Distribution & Retail				17,862,917
Tobacco — 2.2%
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	20,021,000	20,040,947 (a)
Vector Group Ltd., Senior Notes	10.500%	11/1/26	3,250,000	3,298,646 (a)
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	36,873,000	37,405,667 (a)
Total Tobacco				60,745,260

Total Consumer Staples				78,608,177
Energy — 13.1%
Energy Equipment & Services — 0.2%
Transocean Titan Financing Ltd., Senior Secured Notes	8.375%	2/1/28	6,311,000	6,505,985 (a)
Oil, Gas & Consumable Fuels — 12.9%
Aethon United BR LP/Aethon United Finance Corp., Senior Notes	8.250%	2/15/26	4,708,000	4,766,572 (a)
Baytex Energy Corp., Senior Notes	8.500%	4/30/30	14,539,000	15,081,174 (a)
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	2,603,000	2,451,143
CITGO Petroleum Corp., Senior Secured Notes	7.000%	6/15/25	13,689,000	13,705,378 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Coronado Finance Pty Ltd., Senior Secured Notes	9.250%	10/1/29	$2,000,000	$2,057,930 (a)(b)
Energean Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	9,683,000	9,248,766 (c)
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	10,975,000	9,898,407 (c)
Energean Israel Finance Ltd., Senior Secured Notes	5.875%	3/30/31	3,100,000	2,655,809 (c)
Energean Israel Finance Ltd., Senior Secured Notes	8.500%	9/30/33	1,500,000	1,423,044 (c)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	8.000%	1/15/27	13,131,000	13,434,063
Greenfire Resources Ltd., Senior Secured Notes	12.000%	10/1/28	8,710,000	9,428,305 (a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	9,695,000	10,290,544 (a)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	8,305,000	7,889,293 (c)
Leviathan Bond Ltd., Senior Secured Notes	6.750%	6/30/30	12,812,000	11,704,899 (c)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	28,335,000	28,221,932 (a)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	7,371,000	6,200,429 (a)
New Fortress Energy Inc., Senior Secured Notes	8.750%	3/15/29	37,534,000	28,289,909 (a)
OHI Group SA, Senior Secured Notes	13.000%	7/22/29	13,335,000	13,301,663 (a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	698,000	687,057 (a)
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	19,330,000	13,862,884
Rockies Express Pipeline LLC, Senior Notes	4.950%	7/15/29	6,794,000	6,503,050 (a)
Rockies Express Pipeline LLC, Senior Notes	4.800%	5/15/30	17,847,000	16,830,035 (a)
Saturn Oil & Gas Inc., Senior Secured Notes	9.625%	6/15/29	52,319,000	51,735,622 (a)
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Senior Notes	7.875%	11/1/28	17,994,000	18,838,530 (a)
SM Energy Co., Senior Notes	6.625%	1/15/27	4,391,000	4,403,484
SM Energy Co., Senior Notes	6.500%	7/15/28	2,250,000	2,249,855
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	20,125,000	19,830,483 (a)
TGNR Intermediate Holdings LLC, Senior Notes	5.500%	10/15/29	11,521,000	10,954,320 (a)
Venture Global LNG Inc., Senior Secured Notes	8.125%	6/1/28	7,726,000	8,059,682 (a)
Wildfire Intermediate Holdings LLC, Senior Notes	7.500%	10/15/29	16,900,000	16,672,737 (a)
Total Oil, Gas & Consumable Fuels				360,676,999

Total Energy				367,182,984
Financials — 22.8%
Banks — 2.9%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. Term SOFR + 4.436%)	6.500%	10/23/24	7,000,000	7,001,845 (d)(e)
Bank OZK, Subordinated Notes (2.750% to 10/1/26 then 3 mo. Term SOFR + 2.090%)	2.750%	10/1/31	5,250,000	4,331,250 (e)
Home BancShares Inc., Subordinated Notes (3.125% to 1/30/27 then 3 mo. Term SOFR + 1.820%)	3.125%	1/30/32	1,000,000	840,000 (e)
Huntington National Bank, Senior Notes (5.699% to 11/18/24 then SOFR + 1.215%)	5.699%	11/18/25	1,000,000	1,000,116 (e)
JPMorgan Chase & Co., Junior Subordinated Notes (3.650% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 2.850%)	3.650%	6/1/26	1,650,000	1,600,404 (d)(e)
Popular Inc., Senior Notes	7.250%	3/13/28	5,213,000	5,508,468
Societe Generale SA, Subordinated Notes	7.367%	1/10/53	30,438,000	31,821,118 (a)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	13,144,000	12,483,602 (e)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Western Alliance Bancorp, Subordinated Notes (3.000% to 6/15/26 then 3 mo. Term SOFR + 2.250%)	3.000%	6/15/31	$13,411,000	$12,368,831 (e)
Western Alliance Bank, Subordinated Notes (5.250% to 6/1/25 then 3 mo. Term SOFR + 5.120%)	5.250%	6/1/30	4,592,000	4,471,460 (e)
Total Banks				81,427,094
Capital Markets — 1.9%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	32,231,000	28,864,214 (d)(e)
CI Financial Corp., Senior Notes	7.500%	5/30/29	23,070,000	24,069,507 (a)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	847,000	902,607 (a)
Total Capital Markets				53,836,328
Consumer Finance — 8.8%
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	14,855,000	14,874,891
Credit Acceptance Corp., Senior Notes	9.250%	12/15/28	17,570,000	18,811,408 (a)
Discover Financial Services, Senior Notes (7.964% to 11/2/33 then SOFR + 3.370%)	7.964%	11/2/34	10,291,000	12,095,785 (e)
Encore Capital Group Inc., Senior Secured Notes	9.250%	4/1/29	20,650,000	22,244,191 (a)
Encore Capital Group Inc., Senior Secured Notes	8.500%	5/15/30	16,000,000	16,877,712 (a)
Enova International Inc., Senior Notes	11.250%	12/15/28	24,046,000	25,905,044 (a)
Enova International Inc., Senior Notes	9.125%	8/1/29	3,001,000	3,081,981 (a)
goeasy Ltd., Senior Notes	9.250%	12/1/28	19,670,000	21,194,779 (a)
goeasy Ltd., Senior Notes	7.625%	7/1/29	1,900,000	1,970,287 (a)
PRA Group Inc., Senior Notes	8.375%	2/1/28	15,587,000	16,147,134 (a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	23,734,000	21,855,067 (a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	32,378,000	31,969,184 (a)
Synchrony Financial, Subordinated Notes	7.250%	2/2/33	21,294,000	22,135,184
World Acceptance Corp., Senior Notes	7.000%	11/1/26	18,052,000	17,638,190 (a)
Total Consumer Finance				246,800,837
Financial Services — 6.8%
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	5,540,000	5,533,173 (a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	24,552,000	24,563,299 (a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	500,000	538,675 (a)
Enact Holdings Inc., Senior Notes	6.250%	5/28/29	2,750,000	2,856,824
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	18,055,000	18,234,124 (a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	23,378,000	23,450,705 (a)
Freedom Mortgage Holdings LLC, Senior Notes	9.250%	2/1/29	4,550,000	4,733,256 (a)
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	31,569,000	33,734,507 (a)
PennyMac Financial Services Inc., Senior Notes	4.250%	2/15/29	9,747,000	9,307,236 (a)
Provident Funding Associates LP/PFG Finance Corp., Senior Notes	9.750%	9/15/29	27,325,000	27,863,260 (a)
Rocket Mortgage LLC, Senior Notes	5.250%	1/15/28	2,801,000	2,675,319 (a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	11/15/25	1,000,000	998,960 (a)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	150,000	149,150 (a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	35,330,000	34,442,719 (a)
Total Financial Services				189,081,207
Insurance — 2.1%
Ardonagh Group Finance Ltd., Senior Notes	8.875%	2/15/32	14,064,000	14,547,020 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
GTCR AP Finance Inc., Senior Notes	8.000%	5/15/27	$11,000,000	$11,007,318 (a)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Notes	8.125%	2/15/32	32,232,000	33,161,442 (a)
Total Insurance				58,715,780
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Rithm Capital Corp., Senior Notes	8.000%	4/1/29	8,049,000	8,151,962 (a)

Total Financials				638,013,208
Health Care — 1.3%
Health Care Equipment & Supplies — 0.7%
Embecta Corp., Senior Secured Notes	5.000%	2/15/30	3,124,000	2,879,025 (a)
Embecta Corp., Senior Secured Notes	6.750%	2/15/30	15,500,000	14,766,112 (a)
Total Health Care Equipment & Supplies				17,645,137
Health Care Providers & Services — 0.3%
Owens & Minor Inc., Senior Notes	6.625%	4/1/30	9,292,000	9,028,547 (a)
Pharmaceuticals — 0.3%
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	8,600,000	8,612,074

Total Health Care				35,285,758
Industrials — 8.4%
Building Products — 1.1%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	10.250%	10/15/28	28,548,000	29,899,263 (a)
Construction & Engineering — 1.0%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	17,981,000	17,925,397 (a)
Pike Corp., Senior Notes	5.500%	9/1/28	11,055,000	10,837,085 (a)
Total Construction & Engineering				28,762,482
Electrical Equipment — 0.2%
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	5,000,000	5,079,262
Ground Transportation — 2.5%
Uber Technologies Inc., Senior Notes	8.000%	11/1/26	43,191,000	43,298,110 (a)
Uber Technologies Inc., Senior Notes	7.500%	9/15/27	20,507,000	20,923,026 (a)
Uber Technologies Inc., Senior Notes	6.250%	1/15/28	4,464,000	4,514,943 (a)
Total Ground Transportation				68,736,079
Machinery — 0.4%
Manitowoc Co. Inc., Secured Notes	9.250%	10/1/31	10,253,000	10,522,141 (a)
Passenger Airlines — 2.1%
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	50,820,000	50,437,197 (a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	7,480,000	7,460,034
Total Passenger Airlines				57,897,231
Professional Services — 1.1%
Concentrix Corp., Senior Notes	6.850%	8/2/33	21,700,000	22,489,545
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	10,741,000	9,729,214 (a)
Total Professional Services				32,218,759
Trading Companies & Distributors — 0.0%††
Boise Cascade Co., Senior Notes	4.875%	7/1/30	863,000	836,553 (a)

Total Industrials				233,951,770
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Information Technology — 4.0%
Communications Equipment — 1.9%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	6.750%	10/1/26	$15,425,000	$15,425,000 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	25,600,000	24,806,018 (a)
Nokia oyj, Senior Notes	6.625%	5/15/39	12,955,000	13,760,153
Total Communications Equipment				53,991,171
IT Services — 1.6%
Sabre GLBL Inc., Senior Secured Notes	9.250%	4/15/25	9,562,000	9,560,088 (a)
Sabre GLBL Inc., Senior Secured Notes	7.375%	9/1/25	3,164,000	3,143,671 (a)
Sabre GLBL Inc., Senior Secured Notes	8.625%	6/1/27	19,617,000	19,310,467 (a)
Sabre GLBL Inc., Senior Secured Notes	11.250%	12/15/27	12,059,000	12,520,625 (a)
Total IT Services				44,534,851
Semiconductors & Semiconductor Equipment — 0.2%
Qorvo Inc., Senior Notes	3.375%	4/1/31	6,550,000	5,871,282 (a)
Software — 0.3%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	6,460,000	6,611,933 (a)

Total Information Technology				111,009,237
Materials — 4.8%
Chemicals — 2.7%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	200,000	188,755 (a)
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/31/30	2,800,000	2,498,312 (a)
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/31/30	1,000,000	892,254 (c)
Braskem Netherlands Finance BV, Senior Notes	8.500%	1/12/31	6,900,000	7,338,923 (a)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	20,065,000	20,516,463 (a)(b)
Mativ Holdings Inc., Senior Notes	6.875%	10/1/26	26,978,000	26,982,718 (a)
Mativ Holdings Inc., Senior Notes	8.000%	10/1/29	17,800,000	18,190,261 (a)(b)
Total Chemicals				76,607,686
Metals & Mining — 2.1%
Cleveland-Cliffs Inc., Senior Notes	4.625%	3/1/29	3,000,000	2,835,079 (a)
Cleveland-Cliffs Inc., Senior Notes	7.000%	3/15/32	3,635,000	3,679,495 (a)
FMG Resources August 2006 Pty Ltd., Senior Notes	5.875%	4/15/30	4,856,000	4,923,027 (a)
Mineral Resources Ltd., Senior Notes	8.125%	5/1/27	31,300,000	31,656,038 (a)
Mineral Resources Ltd., Senior Notes	8.000%	11/1/27	15,029,000	15,451,886 (a)
Total Metals & Mining				58,545,525

Total Materials				135,153,211
Real Estate — 1.1%
Hotel & Resort REITs — 0.4%
XHR LP, Senior Secured Notes	6.375%	8/15/25	2,636,000	2,637,843 (a)
XHR LP, Senior Secured Notes	4.875%	6/1/29	10,000,000	9,593,587 (a)
Total Hotel & Resort REITs				12,231,430
Real Estate Management & Development — 0.7%
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323, Senior Secured Notes (11.000% PIK)	11.000%	9/12/30	14,250,000	14,499,375 (a)(f)
Forestar Group Inc., Senior Notes	3.850%	5/15/26	5,425,000	5,308,796 (a)
Total Real Estate Management & Development				19,808,171

Total Real Estate				32,039,601
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utilities — 0.7%
Water Utilities — 0.7%
Solaris Midstream Holdings LLC, Senior Notes	7.625%	4/1/26	$18,704,000	$18,860,384 (a)

Total Corporate Bonds & Notes (Cost — $2,255,476,868)				2,314,771,335
Senior Loans — 5.4%
Communication Services — 0.6%
Diversified Telecommunication Services — 0.6%
Numericable U.S. LLC, USD Term Loan B14 (3 mo. Term SOFR + 5.500%)	10.801%	8/15/28	22,933,208	17,257,239 (e)(g)(h)

Consumer Discretionary — 0.6%
Hotels, Restaurants & Leisure — 0.6%
J&J Ventures Gaming LLC, 2023 Delayed Draw Term Loan (1 mo. Term SOFR + 4.364%)	9.21%	4/26/28	11,940,000	11,920,120 (e)(g)(h)
Travel + Leisure Co., 2023 Incremental Term Loan (1 mo. Term SOFR + 3.350%)	8.27%	12/14/29	4,962,500	4,982,970 (e)(g)(h)

Total Consumer Discretionary				16,903,090
Energy — 0.8%
Oil, Gas & Consumable Fuels — 0.8%
New Fortress Energy Inc., Initial Term Loan (3 mo. Term SOFR + 5.000%)	10.252%	10/30/28	2,992,462	2,723,680 (e)(g)(h)
WaterBridge Midstream Operating LLC, Term Loan B (3 mo. Term SOFR + 4.750%)	9.393%	6/27/29	19,750,000	19,122,246 (e)(g)(h)

Total Energy				21,845,926
Financials — 0.5%
Insurance — 0.5%
Ardonagh Group Finco Pty Ltd., Syndicated USD Term Loan Facility B	8.354-8.535%	2/17/31	5,000,000	5,017,975 (e)(g)(h)
Truist Insurance Holdings LLC, Initial Term Loan (3 mo. Term SOFR + 3.250%)	7.854%	5/6/31	10,000,000	10,001,050 (e)(g)(h)

Total Financials				15,019,025
Health Care — 0.8%
Health Care Providers & Services — 0.8%
Phoenix Guarantor Inc., Term Loan B4 (1 mo. Term SOFR + 3.250%)	8.095%	2/21/31	4,947,531	4,939,789 (e)(g)(h)
Star Parent Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	8.354%	9/27/30	17,910,000	17,452,220 (e)(g)(h)

Total Health Care				22,392,009
Industrials — 0.9%
Marine Transportation — 0.7%
Third Coast Infrastructure LLC, Initial Term Loan	—	9/25/30	20,000,000	19,900,000 (i)(j)
Passenger Airlines — 0.2%
WestJet Loyalty LP, Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.354%	2/14/31	4,278,500	4,240,165 (e)(g)(h)(j)

Total Industrials				24,140,165
Information Technology — 1.2%
Communications Equipment — 0.4%
Connect US Finco LLC, Amendment No. 4 Term Loan (1 mo. Term SOFR + 4.500%)	9.345%	9/27/29	13,270,603	12,484,319 (e)(g)(h)(j)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — 0.8%
Central Parent LLC, 2024 Refinancing Term Loan (3 mo. Term SOFR + 3.250%)	7.854%	7/6/29	$21,988,670	$21,787,144 (e)(g)(h)(j)

Total Information Technology				34,271,463
Total Senior Loans (Cost — $152,470,492)				151,828,917
Convertible Bonds & Notes — 2.3%
Communication Services — 1.0%
Media — 1.0%
Cable One Inc., Senior Notes	1.125%	3/15/28	34,234,000	27,716,861

Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.2%
Airbnb Inc., Senior Notes	0.000%	3/15/26	6,500,000	6,064,337

Financials — 0.1%
Financial Services — 0.1%
Global Payments Inc., Senior Notes	1.500%	3/1/31	4,250,000	4,080,000 (a)

Industrials — 0.9%
Air Freight & Logistics — 0.9%
Air Transport Services Group Inc., Senior Notes	3.875%	8/15/29	26,120,000	24,659,892

Information Technology — 0.1%
Communications Equipment — 0.1%
Lumentum Holdings Inc., Senior Notes	0.500%	6/15/28	3,000,000	2,608,500

Real Estate — 0.0%††
Retail REITs — 0.0%††
Federal Realty OP LP, Senior Notes	3.250%	1/15/29	1,000,000	1,060,166 (a)

Total Convertible Bonds & Notes (Cost — $62,695,100)				66,189,756
Total Investments before Short-Term Investments (Cost — $2,470,642,460)				2,532,790,008
			Shares
Short-Term Investments — 10.4%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $289,976,426)	4.932%		289,976,426	289,976,426 (k)(l)
Total Investments — 100.9% (Cost — $2,760,618,886)				2,822,766,434
Liabilities in Excess of Other Assets — (0.9)%				(26,105,707)
Total Net Assets — 100.0%				$2,796,660,727

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report

 BrandywineGLOBAL — High Yield Fund
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	All or a portion of this loan has not settled as of September 30, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(k)	Rate shown is one-day yield as of the end of the reporting period.
(l)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2024, the total market value of investments in Affiliated Companies was $289,976,426 and the cost was $289,976,426 (Note 2).

Abbreviation(s) used in this schedule:
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — High Yield Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$2,314,771,335	—	$2,314,771,335
Senior Loans:
Industrials	—	4,240,165	$19,900,000	24,140,165
Other Senior Loans	—	127,688,752	—	127,688,752
Convertible Bonds & Notes	—	66,189,756	—	66,189,756
Total Long-Term Investments	—	2,512,890,008	19,900,000	2,532,790,008
Short-Term Investments†	$289,976,426	—	—	289,976,426
Total Investments	$289,976,426	$2,512,890,008	$19,900,000	$2,822,766,434

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2024. The following transactions were effected in such company for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$122,154,119	$879,707,264	879,707,264	$711,884,957	711,884,957

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$6,828,384	—	$289,976,426

BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report